Feb. 28, 2025
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly
Investment Objective

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 5.90% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against SPDR® S&P 500® ETF Trust losses of between 5% and 15% (prior to taking into account management fees and other Fund operating expenses) over the period from January 1, 2025 through March 31, 2025.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
Management Fees	0.69%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years	5 Years	10 Years
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly | Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly | USD ($)	70	221	384	859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

General Strategy Description.    The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). The Fund invests in FLexible EXchange® Options (“FLEX Options”) on the Underlying ETF. FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. The reference asset for all of the Fund’s FLEX Options is the Underlying ETF, an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which is a market capitalization weighted index of the 500 largest U.S. public companies. The Underlying ETF invests in equity securities of companies, including companies with large capitalizations. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETF, the Fund has significant exposure to companies in the information technology sector. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which include the buffer and cap discussed below (the “Outcomes”), are based upon the performance of the Underlying ETF’s share price over an approximately three-month period (the “Outcome Period”). The current Outcome Period is from January 1, 2025 through March 31, 2025. Following the Outcome Period, each successive Outcome Period will begin on the day the prior Outcome Period concludes and will end in three months. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in three months, and a new Outcome Period will begin. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.

The Fund’s strategy has been specifically designed to produce the Outcomes based upon the performance of the Underlying ETF’s share price (or its “price return”) over the duration of the Outcome Period. The Fund will not receive or benefit from any dividend payments made by the Underlying. The Fund is not an appropriate investment for income-seeking investors. The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a buffer (the “Buffer”) against Underlying ETF losses of between 5% and 15% during the Outcome Period. The Fund’s shareholders will bear the first 5% of Underlying ETF losses and all Underlying ETF losses exceeding 15% on a one-to-one basis.

If the Underlying ETF’s share price increases over the duration of the Outcome Period, the Fund seeks to provide investors that hold Shares for the entire Outcome Period with an increase in value that approximately matches the percentage increase experienced by the Underlying ETF’s share price over the duration of the Outcome Period, up to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in Shares for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, Fund shareholders will not participate in such excess returns.

The Cap is based upon prevailing market conditions at the time the Fund enters into the FLEX Options on the first day of the Outcome Period. As a result, the Cap may rise or fall from one Outcome Period to the next. For the current Outcome Period, the Cap is 5.90% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 5.72%. For the current Outcome Period, the Buffer is between 5% and 15% of Underlying ETF losses prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Buffer is between 4.82% and 14.82% of Underlying ETF losses. The Cap and the Buffer will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

As is discussed in further detail below, it is anticipated that during the Outcome Period the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Underlying ETF’s share price. The Fund’s NAV is based upon the value of its portfolio, which is primarily composed of FLEX Options. Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the time remaining until those FLEX Options expire also affects their value. The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

The Fund’s investment strategy seeks to buffer losses over the course of the Outcome Period while simultaneously generating returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical graphical illustration provided below is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX

Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/ealt, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	(100)%		(50)%		(20)%		(10)%		(5)%		0%	5%	10%		15%		20%		50%		100%
Fund Performance	(90	)%*	(40	)%*	(10	)%*	(5	)%*	(5	)%*	0%	5%	5.90	%*	5.90	%*	5.90	%*	5.90	%*	5.90	%*

*           The Cap and the Buffer are set on the first day of the Outcome Period. The Cap is 5.90% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 5.72%. The Buffer is between 5% and 15% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Buffer is between 4.82% and 14.82%. The Fund’s annual management fee of 0.69% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap and Buffer amounts for Fund shareholders.

Use of FLEX Options.    The Outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The Sub-Adviser has constructed a portfolio principally composed of FLEX Options that reference the Underlying ETF that are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price at which the Underlying ETF will be exercised at the expiration of each FLEX Option. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

To achieve these returns, the Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract gives the buyer of the call option contract the right (but not the obligation) to buy, and the seller of the call option contract (i.e., the “writer”) the obligation to sell, a specified amount of an underlying security at a pre-determined price. A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the writer of the put option contract the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price.

The effect of the Fund’s portfolio holdings is to provide exposure to the increases in the price of the Underlying ETF, subject to the Cap. The potential investment gains provided by the Fund are subject to the Cap, a maximum investment return level, which is discussed below. The Fund will not participate in gains that exceed the Cap.

Separately, the Fund is designed to deliver on its investment objective to provide returns that are buffered by up to 15% if the Underlying ETF’s share price experiences a loss of greater than 5% during the course of the Outcome Period through its put option contracts. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The effect created by the Fund’s FLEX Options positions is that if the Underlying ETF’s share price has decreased in value by an amount less than 5% over the course of the Outcome Period, the Fund seeks to provide a loss that equals the loss experienced by the Underlying ETF, less fees and expenses. Additionally, if the Underlying ETF has decreased in value between 5% and 15% over the course of the Outcome Period, the Fund seeks to provide a loss equal to 5%. Lastly, if the Underlying ETF’s share price has decreased in value by greater than 15% over the course of the Outcome Period, the Fund seeks to provide a loss that is 10% less than the loss experienced by the Underlying ETF.

Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Outcome Period.    The Outcomes sought by the Fund are based upon the Fund’s NAV at the outset of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (i.e., the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. Since the FLEX Options are exercisable only on the final day of the Outcome Period, a shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares at the time that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time. Taken together, this means that at the midpoint of an Outcome Period, if the Underlying ETF’s share price has decreased by an amount less than the Buffer, the Fund’s NAV can also be expected to have decreased in value because the Buffer is not yet in full effect.

The Fund’s NAV may decrease to a lesser extent experienced by the Underlying ETF because the Fund’s NAV will not correlate one-to-one with the Underlying ETF (i.e., the Fund’s NAV tends not to participate fully in either Underlying ETF gains or losses).

An investor that holds Shares through multiple Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Outcome Period, a new Cap will be established based on the then-current price of the Underlying ETF and any gains experienced by the Underlying ETF above the prior Cap will be forfeited. Similarly, an investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, the quarterly imposition of a new Cap on future gains may make it difficult to recoup any losses from the prior Outcome Periods such that, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside return an investor can receive from an investment in Shares over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in Shares over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in excess returns. The Cap is determined on the first day of the Outcome Period and is 5.90% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 5.72%. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/ealt.

The Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of the Outcome Period. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. There is no guarantee that the Fund will successfully achieve its investment objective.

The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Buffer, the Fund enters into a series of FLEX Option contracts. As the purchaser of certain of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. However, the strategy is designed so that any premiums that the Fund is obligated to pay are offset by premiums it receives in connection with the selling of FLEX Options. On the first day of the Outcome Period when the Fund enters into its other FLEX Options positions, the portfolio managers will calculate the amount of premiums that the Fund will owe in order to provide the Buffer and will then go into the market and sell a call FLEX Option with terms that entitle the Fund to receive a premium in an amount equal to the amount that the Fund would otherwise owe. The Cap is the strike price of that sold call FLEX Option. The strike price is determined based upon prevailing market conditions at the time the Fund enters into the FLEX Options, most notably current interest rate levels, volatility in the Underlying ETF’s share price, and the relationship of put and calls on the underlying FLEX Options.

Buffer.    The Buffer is only operative against Underlying ETF losses of between 5% and 15% for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The Buffer is provided prior to taking into account annual Fund management fees, transaction fees and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.69% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is between 4.82% and 14.82%. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. Therefore, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value by an amount equal to or greater than 15%, an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses from -5% to -15% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/ealt, which also provides information relating to the Outcomes, including the Fund’s position relative to the Cap, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/ealt, provides information relating to the Outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks
Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 6.00% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was 1.95% (quarter ended December 31, 2024).
Average Annual Total Return as of December 31, 2024
Average Annual Returns - Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Label	1 Year	Since Inception	Inception Date
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Return Before Taxes	18.13%	20.21%	Sep. 29, 2023
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly | Return After Taxes on Distributions	Return After Taxes on Distributions	18.13%	20.21%	Sep. 29, 2023
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	10.74%	15.48%	Sep. 29, 2023
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	30.48%	Sep. 29, 2023
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	28.64%	Sep. 29, 2023

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.